Amended and Restated Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019		Jul. 31, 2018
Profit (loss) [abstract]
Gross revenue from sale of goods		$ 59,256	[1]	$ 4,934
Excise taxes	[1]	(11,914)
Net revenue from sale of goods		47,342	[1]	4,934
Ancillary revenue		199	[1]
Net revenue		47,541	[1]	4,934
Cost of goods sold		26,197	[1]	2,093
Gross margin before fair value adjustments		21,344	[1]	2,841
Fair value loss adjustment on sale of inventory		16,357	[1]	2,289
Fair value gain adjustment on biological assets		(38,856)	[1]	(7,340)
Adjustment to net realizable value of inventory				1,491
Impairment loss on inventory	[1]	19,335
Gross margin		24,508	[1]	6,400
Operating Expenses
General and administrative		45,947	[1]	9,374
Marketing and promotion		31,191	[1]	8,335
Stock-based compensation		28,008	[1]	4,997
Research and development		2,822	[1]
Depreciation of property, plant and equipment		1,747	[1]	896
Amortization of intangible assets		1,767	[1]	765
Total		111,482	[1]	24,367
Loss from operations		(86,974)	[1]	(17,966)
Revaluation of financial instruments loss		(3,730)	[1]	(5,091)
Share of loss from investment in associate and joint ventures	[1]	(2,964)
Loss on investment				(650)
Unrealized gain on convertible debenture receivable	[1]	1,737
Unrealized loss on investments	[1]	(315)
Realized loss on investments	[1]	(215)
Foreign exchange loss		(78)	[1]	(229)
Interest and financing expenses		(469)	[1]	(1,529)
Interest income		5,187	[1]	2,115
Net loss and comprehensive loss attributable to shareholders before tax recovery		(87,821)	[1]	(23,350)
Tax recovery	[1]	18,213
Total net loss		$ (69,608)	[1]	$ (23,350)
Total net loss per share, basic and diluted (in dollars per share)		$ (0.33)	[1]	$ (0.17)
Weighted average number of outstanding shares
Basic and diluted (in shares)		212,740,552	[1]	134,171,509

[1]	Restated